Advanced Series Trust

Supplement dated July 15, 2011 to
Statement of Additional Information dated May 1, 2011

The section of Part I of the Statement of Additional Information (SAI) entitled “Fee Waivers/Subsidies” is hereby deleted, and the following new discussion is substituted:

Fee Waivers/Subsidies

PI may from time to time waive all or a portion of its management fee and/or subsidize all or a portion of the operating expenses of the Portfolio. Fee waivers and subsidies will increase a Portfolio’s return. PI has agreed to waive a portion of its management fee and/or limit total expenses (expressed as an annual percentage of average daily net assets) for certain Portfolios of the Fund, as set forth in the table below. The expense limitations may be discontinued or otherwise modified at any time.

Portfolio	Waiver/Expense Limitation
AST Academic Strategies Asset Allocation Portfolio	voluntarily waive .01% of investment management fee on assets over $6.5 billion
AST Advanced Strategies Portfolio	voluntarily waive .01% of investment management fee on assets over $5.5 billion
AST AllianceBernstein Core Value Portfolio	voluntarily limit Portfolio expenses to 0.87%
AST American Century Income & Growth Portfolio	voluntarily limit Portfolio expenses to 0.88%
AST Balanced Asset Allocation Portfolio	voluntarily waive .01% of investment management fee on assets over $5 billion
AST BlackRock Global Strategies Portfolio	contractually limit Portfolio expenses to 1.08% (3)
AST Capital Growth Asset Allocation Portfolio	voluntarily waive .01% of investment management fee on assets over $5 billion
AST CLS Growth Asset Allocation Portfolio	voluntarily waive .05% of investment management fee on assets over $100 million to $200 million; and .10% of management fee on assets over $200 million
AST CLS Moderate Asset Allocation Portfolio	voluntarily waive .05% of investment management fee on assets over $100 million to $200 million; and .10% of management fee on assets over $200 million
AST Federated Aggressive Growth Portfolio	voluntarily limit Portfolio expenses to 1.11%
AST First Trust Balanced Target Portfolio	voluntarily waive .02% of investment management fee on assets over $4 billion
AST First Trust Capital Appreciation Target Portfolio	voluntarily waive .02% of investment management fee on assets over $4 billion

AST Horizon Growth Asset Allocation Portfolio	voluntarily waive .05% of management fee on assets over $250 million to $750 million; and .10% of management fee on assets over $750 million
AST Horizon Moderate Asset Allocation Portfolio	voluntarily waive .05% of management fee on assets over $250 million to $750 million; and .10% of management fee on assets over $750 million
AST International Growth Portfolio	voluntarily limit Portfolio expenses to 1.00%
AST Large Cap Value Portfolio	voluntarily limit Portfolio expenses to 0.79%
AST Lord Abbett Core Fixed-Income Portfolio	contractually waive a portion of the investment management fee (1)
AST MFS Growth Portfolio	voluntarily limit Portfolio expenses to 0.88%
AST Money Market Portfolio	voluntarily limit investment management fee for yield support+
AST PIMCO Total Return Bond Portfolio	voluntarily waive .01% of investment management fee on assets over $6 billion
AST Preservation Asset Allocation Portfolio	voluntarily waive .01% of investment management fee on assets over $5 billion
AST Quantitative Modeling Portfolio	contractually limit Portfolio expenses to 0.30% (2)
AST T. Rowe Price Asset Allocation Portfolio	voluntarily waive .01% of investment management fee on assets over $4.5 billion
AST T. Rowe Price Global Bond Portfolio	voluntarily limit Portfolio expenses to 0.93%
AST Investment Grade Bond Portfolio	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2015	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2016	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2017	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2018	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2019	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2020	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2021	limit Portfolio expenses to 1.00%*
AST Bond Portfolio 2022	limit Portfolio expenses to 1.00%*

(1) With respect to the AST Lord Abbett Core Fixed-Income Portfolio, the Investment Managers have contractually agreed to waive a portion of their investment management fee, so that the effective management fee rate paid by the Portfolio is as follows: 0.70% to $500 million of average daily net assets; 0.675% over $500 million in average daily net assets up to and including $1 billion in average daily net assets; and 0.65% over $1 billion in average daily net assets. This arrangement may not be terminated or modified prior to June 30, 2014.

(2) With respect to the AST Quantitative Modeling Portfolio, the Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, Underlying Portfolio fees and expenses, and extraordinary expenses) do not exceed 0.40% of the Portfolio's average daily net assets through May 1, 2012.

(3) With respect to the AST BlackRock Global Strategies Portfolio, the Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, Underlying Portfolio fees and expenses, and extraordinary expenses) do not exceed 1.08% of the Portfolio's average daily net assets through May 1, 2012.

* With respect to each of the AST Bond Portfolios, the Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for each Portfolio so that each Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.00% of each Portfolio's average daily net assets through April 30, 2012.

+ For the year ended December 31, 2011, the Investment Managers have voluntarily agreed to limit the advisory fees of AST Money Market Portfolio such that the 1-day yield (without gain or loss) does not fall below 0.02%. The waiver/reimbursement is voluntary and may be modified or terminated by AST Investment Services, Inc. and Prudential Investments, LLC at any time without notice.

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